Schedules of Investments ─ IQ Merger Arbitrage ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 83.3%
Communication Services — 6.9%
Care.com, Inc.*	534,774	$8,005,567
Cincinnati Bell, Inc.*(a)	812,088	11,133,726
Zayo Group Holdings, Inc.*	1,374,538	47,765,196
Total Communication Services		66,904,489

Consumer Discretionary — 9.1%
EI Group PLC*	973,504	3,647,063
Keihin Corp.	107,562	2,561,402
Nissin Kogyo Co., Ltd.	189,149	3,900,429
Stars Group, Inc. (The)*	110,775	2,645,098
Tiffany & Co.	532,780	71,403,175
William Lyon Homes, Class A*	157,410	3,650,338
Total Consumer Discretionary		87,807,505

Consumer Staples — 0.2%
Craft Brew Alliance, Inc.*	94,963	1,557,393

Energy — 7.5%
Tallgrass Energy LP, Class A(a)	3,272,396	73,007,155

Financials — 7.1%
Carolina Financial Corp.	47,422	1,818,634
IBERIABANK Corp.	104,395	7,590,560
TD Ameritrade Holding Corp.	970,966	46,101,466
Texas Capital Bancshares, Inc.*	233,243	12,819,035
Total Financials		68,329,695

Health Care — 4.9%
Diplomat Pharmacy, Inc.*	1,340,778	5,336,297
Progenics Pharmaceuticals, Inc.*	575,578	2,567,078
Ra Pharmaceuticals, Inc.*	298,997	14,013,989
Wright Medical Group NV*	833,700	25,127,718
Total Health Care		47,045,082

Industrials — 15.2%
Advanced Disposal Services, Inc.*	826,408	27,230,144
Aircastle Ltd.	138,437	4,442,443
Continental Building Products, Inc.*	170,067	6,290,778
Raytheon Co.	329,410	72,779,846
WABCO Holdings, Inc.*	272,703	36,992,162
Total Industrials		147,735,373

Information Technology — 24.1%
Acacia Communications, Inc.*	211,215	14,478,788
Anixter International, Inc.*	131,518	12,836,157
Cypress Semiconductor Corp.	1,478,688	34,497,791
Fitbit, Inc., Class A*	3,112,420	20,292,978
InterXion Holding NV*	316,315	27,528,895
KEMET Corp.	463,879	12,079,409
LogMeIn, Inc.	322,388	27,715,696
Mellanox Technologies Ltd.*	219,160	26,496,444
Sophos Group PLC‡	515,455	3,787,383
Tech Data Corp.*	281,679	40,544,875
Telaria, Inc.*	474,388	4,815,038
TiVo Corp.	1,093,035	7,957,295
Total Information Technology		233,030,749

Materials — 1.5%
AK Steel Holding Corp.*(a)	2,943,587	8,124,300
Innophos Holdings, Inc.	73,925	2,362,643
OMNOVA Solutions, Inc.*	430,491	4,352,264
Total Materials		14,839,207

Real Estate — 6.3%
Liberty Property Trust	826,232	51,763,435
Unizo Holdings Co., Ltd.	178,021	9,115,805
Total Real Estate		60,879,240

Utilities — 0.5%
El Paso Electric Co.	77,732	5,292,772

Total Common Stocks (Cost $790,684,690)		806,428,660
Exchange Traded Vehicle — 0.2%
Cash — 0.2%
IQ Ultra Short Duration ETF† (Cost $1,937,287)	38,676	1,943,469
Rights — 0.0%(b)
Materials — 0.0%(b)
A. Schulman, Inc., Contingent Value Right (CVR), expires *(c)(d) (Cost $79,792)	152,567	66,061
Short-Term Investments — 13.8%
Money Market Funds — 13.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(e)(f)	1,257,022	1,257,022
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(e)	132,770,135	132,770,135
Total Short-Term Investments (Cost $134,027,157)		134,027,157

Total Investments — 97.3% (Cost $926,728,926)		942,465,347
Other Assets and Liabilities, Net — 2.7%		26,069,983
Net Assets — 100.0%		$968,535,330

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,871,732; total market value of collateral held by the Fund was $1,900,883. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $643,861.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2020, the value of this security was $66,061.
(d)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at January 31, 2020.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(g)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1 .50	2/02/2022	Monthly	$(2,768,695)	$–
Health Care Select Sector SPDR Fund	Morgan Stanley	1 .45	2/02/2022	Monthly	(2,843,732)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1 .40	2/02/2022	Monthly	(71,871,652)	–
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	0 .55	2/02/2022	Monthly	(4,447,712)	–
iShares PHLX Semiconductor ETF	Morgan Stanley	0 .30	2/02/2022	Monthly	(8,948,011)	–
iShares U.S. Financial Services ETF	Morgan Stanley	0 .73	2/02/2022	Monthly	(47,321,909)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1 .30	2/02/2022	Monthly	(9,062,375)	–
Schwab U.S. REIT ETF	Morgan Stanley	0 .05	2/02/2022	Monthly	(49,675,524)	–
SPDR S&P Regional Banking ETF	Morgan Stanley	0 .80	2/02/2022	Monthly	(21,435,396)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1 .55	2/02/2022	Monthly	(2,798,157)	–
Vanguard Real Estate ETF	Morgan Stanley	1 .40	2/02/2022	Monthly	(26,763,475)	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g) Reflects the value at reset date of January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$806,428,660	$–	$–		$806,428,660
Exchange Traded Vehicle	1,943,469	–	–		1,943,469
Rights	–	–	66,061	(i)	66,061
Short-Term Investments:
Money Market Funds	134,027,157	–	–		134,027,157
Total Investments in Securities	$942,399,286	$–	$66,061		$942,465,347
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$942,399,286	$–	$66,061		$942,465,347
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–

(h)	For a complete listing of investments and their industries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $66,061, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2020 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Rights
A. Schulman, Inc., Contingent Value Right (CVR)(k)	$66,061	$–	$–	$–	$–	$–	$–	$–	$66,061	$–
Total	$66,061	$–	$–	$–	$–	$–	$–	$–	$66,061	$–

Information about Level 3 fair value measurements as of January 31, 2020.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Rights	$66,061	Issuer Specific Facts	Company Information

(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2020 is as follows:

Affiliated Holdings

	Shares at 04/30/2019	Value ($) at 04/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2020	Value ($) at 01/31/2020
IQ Ultra Short Duration ETF	–	–	46,010,615	(44,065,666)	(7,661)	6,182	56,170	–	38,676	1,943,469
	–	–	46,010,615	(44,065,666)	(7,661)	6,182	56,170	–	38,676	1,943,469